Contingencies and Other Accrued Losses (Tables)	12 Months Ended
May 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Accrued Loss Reserves

Accrued loss reserves consist of the following:

May 31,	2019	2018
(In thousands)
Accrued product liability reserves	$11,739	$12,900
Accrued warranty reserves	7,013	8,088
Accrued environmental reserves	1,147	1,144
Total Accrued Loss Reserves - Current	$19,899	$22,132
Accrued product liability reserves - noncurrent	$29,942	$29,902
Accrued warranty liability - noncurrent	3,401	3,633
Accrued environmental reserves - noncurrent	4,211	3,571
Total Accrued Loss Reserves - Noncurrent	$37,554	$37,106

Changes in Accrued Warranty Balances

The following table includes the changes in our accrued warranty balances:

Year Ended May 31,	2019	2018	2017
(In thousands)
Beginning Balance	$11,721	$19,149	$13,314
Deductions (1)	(22,262)	(26,199)	(18,269)
Provision charged to SG&A expense	20,955	17,924	23,862
Acquisitions		847	242
Ending Balance	$10,414	$11,721	$19,149

(1)	Primarily claims paid during the year.